Trade and Other Receivables - Summary of Trade and Other Receivables (Parenthetical) (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade and other receivables [line items]
Total trade and other receivables	₽ 9,648	₽ 5,679
Other receivables [member]
Disclosure of trade and other receivables [line items]
Total trade and other receivables	426	₽ 57
Other receivables [member] | Otkritie Bank [member]
Disclosure of trade and other receivables [line items]
Total trade and other receivables	₽ 336